Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 14,563,517	$ 34,787,935
Restricted cash	18,865,000	14,990,000
Trade receivables, net	851,157	1,087,304
Other receivables	827,330	1,464,051
Prepaid expenses	603,106	528,475
Due from related parties	923,695	1,579,192
Inventories	823,759	1,066,321
Total current assets	37,457,564	55,503,278
Fixed Assets
Vessels, net	268,608,363	695,148,227
Advances for vessel acquisitions and vessels under construction	63,450,706	58,460,129
Other fixed assets, net	510,042	231,745
Total fixed assets, net	332,569,111	753,840,101
Investment in equity affiliate	38,805,802	0
Loan to affiliate	15,000,000	0
Other assets	2,106,460	1,922,631
Restricted cash	6,135,000	10,010,000
Total Assets	432,073,937	821,276,010
Current liabilities
Trade accounts payable	2,359,131	1,939,685
Accrued expenses	2,227,143	2,230,475
Interest rate swaps	2,630,574	3,881,173
Deferred income	1,080,997	2,083,034
Current portion of long-term debt	32,189,000	35,077,988
Total current liabilities	40,486,845	45,212,355
Long-term liabilities
Long-term debt	169,096,000	282,757,012
Deferred income	0	1,300,699
Interest rate swaps	1,266,945	1,534,277
Total long-term liabilities	170,362,945	285,591,988
Total liabilities	210,849,790	330,804,343
Commitments and contingencies	0	0
Shareholders' equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 55,870,299 and 60,898,297 issued and outstanding at December 31, 2010 and 2011, respectively	60,898	55,870
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	447,563,764	430,339,354
Retained earnings / (Accumulated deficit)	(226,400,515)	60,076,443
Total shareholders' equity	221,224,147	490,471,667
Total Liabilities and Shareholders' Equity	$ 432,073,937	$ 821,276,010